SHARE CAPITAL (Narrative) (Details)		12 Months Ended
	Feb. 12, 2026 Share $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) Share shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Share shares
Disclosure of classes of share capital [line items]
Number of shares issued		92,899,448	92,899,448	92,076,438	92,076,438
Number of shares outstanding		92,899,448	92,899,448	92,076,438	92,076,438
Common shares issued related to conversion of loan payable			412,088		429,800
Common shares issued related to a private placement					250,000
Common shares issued for vesting of RSU and exercise of stock options			410,922		519,407
Percentage of maximum number of shares reserved for issuance under stock option plan			10.00%
Stock options exercised on a net exercise basis			157,500		771,063
Common shares issued for stock options exercised on a net exercise basis			78,262		163,999
Stock options granted | Share			955,000		160,000
Weighted average exercise price, Granted | $ / shares		$ 4.41		$ 4.14
Fair value at measurement date, share options granted | $		$ 1,100,000	$ 1,100,000	$ 200,000	$ 200,000
Weighted average fair value per option granted | $		$ 1.19	1.19	$ 1.18	1.18
Share-based payments expense | $			$ 1,074,000		$ 926,000
Weighted average remaining life of stock options outstanding			2 years 7 months 20 days		2 years 4 months 20 days
Percentage of maximum number of shares reserved for issuance under RSU plan			10.00%
Share-based payments expense vesting terms of RSUs granted | $			$ 1,900,000		$ 1,700,000
Number of RSUs granted | Share			525,788		300,000
Events after the reporting date [Member]
Disclosure of classes of share capital [line items]
Stock options granted | Share	475,700
Weighted average exercise price, Granted | $ / shares	$ 9.88
Number of RSUs granted | Share	445,175